Commitments and Contingencies (Details) - USD ($)			3 Months Ended			12 Months Ended
	Feb. 06, 2026	Apr. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 27, 2025	Jul. 01, 2025	Oct. 11, 2023	Oct. 10, 2023
Commitments and Contingencies
Short term lease expense			$ 22,272		$ 0	$ 2,784	$ 0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Settlement payable				$ 7,360,000		$ 7,360,000
Deferred underwriting fees settled		$ 9,160,000
Deferred underwriting fee payable settled in shares		7,000,000
Deferred underwriting fee payable settled in cash		500,000
Deferred underwriting fee waived		1,660,000
Remaining amount of deferred underwriting fee settled		$ 500,000
Threshold period for settling remaining deferred underwriting fee		6 months
Deferred underwriting fee payable			$ 500,000	500,000		500,000		$ 500,000
Deferred underwriting fees liabilities		$ 7,000,000
Stock issuable for settlement of deferred underwriting fees		700,000
Fair value of common shares									$ 7,245,000
Clear Street Llc
Commitments and Contingencies
Issuance of common stock in connection with the surrender of warrants (in shares)	4,000,000
Surrender and cancellation of warrants to purchase shares of common stock	805,377
Settlement payable	$ 7,360,000		$ 0	7,360,000		$ 7,360,000
Loss contingency on damaged value				7,500,000
Litigation settlement interest				515,000
Clear Street Llc | Subsequent Event
Commitments and Contingencies
Issuance of common stock in connection with the surrender of warrants (in shares)	4,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Surrender and cancellation of warrants to purchase shares of common stock	805,377
Settlement payable	$ 7,360,000
Iris
Commitments and Contingencies
Underwriting discount (in percentage)			2.00%			2.00%
Underwriting discount			$ 5,520,000	5,520,000		$ 5,520,000
Deferred underwriting discount (in percentage)			3.50%			3.50%
Deferred underwriting discount			$ 9,660,000	$ 9,660,000		$ 9,660,000
Fee Reduction Agreement
Commitments and Contingencies
Number of shares issuable to underwriters		1,750,000
Fee Reduction Agreement | Iris
Commitments and Contingencies
Deferred underwriting discount										$ 8,000,000	$ 9,660,000
Underwriting discount paid in cash										1,000,000
Underwriting discount paid in securities										$ 7,000,000